Interests in Other Entities - Interest in Unconsolidated Structured Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Joint ventures | Investment funds
Disclosure of unconsolidated structured entities [line items]
Carrying amount	$ 204	$ 213
Debt securities | Securitization entities – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	8,402	7,366
Maximum exposure to loss	8,402	7,366
Cash, cash equivalents and short-term securities | Securitization entities – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	498	430
Maximum exposure to loss	498	430
Equity securities | Investment funds – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	3,453	3,439
Maximum exposure to loss	3,453	3,439
Equity securities and Other invested assets | Investment funds – company managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	2,293	1,705
Maximum exposure to loss	2,293	1,705
Other invested assets | Limited partnerships – third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	1,682	1,557
Maximum exposure to loss	$ 1,682	$ 1,557